Form N-CSR Cover	12 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSR for the fiscal quarter ended December 31, 2024 originally filed with the Securities and Exchange Commission on March 7, 2025 (Accession Number 0001193125-25-049876). The sole purpose of this amendment is to correct the language found within the 302 certification sections of the filing. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	MERGER FUND VL
Entity Central Index Key	0001208133
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024